Segmented Reporting	12 Months Ended
Jun. 30, 2022
16. Segmented Reporting

16. Segmented Reporting

The Company currently has two operating segments, consisting of mine development and the exploration and evaluation of mineral resources. No commercial revenues have been generated by the Company. The Company's President and Chief Executive Officer and Chief Financial Officer are the operating decision-makers and direct the allocation of resources to its segments.

The following is detailed information for each operating segment:

	Year ended	Year ended	Year ended
	June 30,	June 30,	June 30,
	2022	2021	2020
Revenues	$-	$-	$-
Mine development expenses
Mineral claims (Madagascar)	121,115	3,335	93,954
Payroll and benefits	5,976	-	-
Engineering and metallurgical (Canada, South Africa)	9,191	38,598	64,850
Consulting fees (Madagascar)	(142,083)	265,635	-
Mine admin (Madagascar)	41,895	-	-
Travel	29,066	16,100	20,452
Total mine development expenses	65,160	323,668	179,256
Exploration and evaluation expenses
Mineral claims (Canada)	4,927	15,335	6,623
Mineral claims (Madagascar)	60,546	4,449	50,000
Exploration camp and admin (Madagascar)	112,482	27,031	9,487
Total exploration and evaluation expenses	177,955	46,815	66,110
General and administrative expenses
Payroll and benefits	707,936	483,519	436,337
Consulting Fees	416,503	383,841	358,503
Legal Fees	65,291	99,316	29,344
Professional Fees	215,481	155,108	95,397
Public Company expenses	134,674	163,533	95,130
Travel expenses	81,748	23,399	34,004
Insurance expenses	124,498	30,816	22,624
Rent expenses	7,141	19,857	19,111
Office and admin	176,020	37,412	23,637
Total general and administrative expenses	1,929,292	1,396,801	1,114,087
Share-based compensation	385,930	3,744,172	-
Amortization of plant and equipment	35,040	6,592	6,053
Lease finance costs	11,980	1,317	-
Flow through provision (gain)	(28,385)	(146,814)	-
Foreign currency translation (gain) loss	87,543	101,252	3,552
Interest (income)	(191)	(104)	-
Interest expense	32	273	2,098
Foreign taxes	26	92	772
Sub-total before other items	2,664,382	5,474,064	1,371,928
Government Assistance	-	-	(7,353)
Realized gain on disposal of asset	(2,530)	-	-
Change in value of royalty obligation	495,704	-	-
Change in value of warrant liability	(19,229,287)	36,486,420	(386,940)
Change in value of production obligation	(48,472)	-	-
Net income (loss) for the year	16,120,203	(41,960,484)	(977,635)
Other comprehensive income
Items that will be reclassified subsequently to net income (loss)
Translation adjustment for foreign operations	76,154	134,639	3,196
Net income (loss) and comprehensive income (loss) for the year	$16,196,357	$(41,825,845)	$(974,439)

Limited amounts of cash and equipment are currently held in Madagascar and Mauritius. A significant amount of the assets under construction capitalized in Canada as property, plant, equipment is currently being assembled offshore and will be reclassified under Madagascar as it is imported into Madagascar. The following is detailed information by geographic region:

	Canada	Mauritius	Madagascar	Total
	$	$	$	$
Cash and cash equivalents	9,641,083	61,010	91,160	9,793,253
Amounts receivable	491,373	21,653	61,234	574,260
Prepaid expenses	90,873	-	5,919	96,792
Deposit	181,161	-	-	181,161
Property, plant, and equipment	17,406,001	1,407	1,244,986	18,652,394
Total assets as at June 30, 2022	27,810,491	84,070	1,403,299	29,297,860

	Canada	Mauritius	Madagascar	Total
	$	$	$	$
Cash and cash equivalents	22,422,783	1,130	13,173	22,437,086
Amounts receivable	92,344	-	26	92,370
Prepaid expenses	52,428	-	546	52,974
Property, plant, and equipment	713,197	-	3,623,964	4,337,161
Total assets as at June 30, 2021	23,280,752	1,130	3,637,709	26,919,591